Events after the reporting period	6 Months Ended
Jun. 30, 2020
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Events after the reporting period
12. Events after the reporting period
On August 12, 2020, the Company granted 200,000 market value options over ADS under the Mereo 2019 Equity Incentive Plan to certain executives and other employees at an exercise price of $2.77 per ADS.
On August 7, 2020, the Company cancelled an existing lease agreement and then entered into a new lease agreement in the United States of America. The Company incurred exit costs of £2.6 million ($3.3 million).